DEBT - Obligation to Vendor (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Aug. 31, 2021	Apr. 30, 2020
Debt Instrument [Line Items]
Amount of loan			$ 1,576	$ 4,292
Interest expense	$ 6,587	$ 99
Vendor Obligation
Debt Instrument [Line Items]
Amount of loan	2,181
Interest expense	0
Monthly payments	100
Outstanding balance	$ 0	$ 191